UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22548

The Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street EWM Funds Trust
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

Macro Opportunity Fund

SEMI-ANNUAL REPORT
June 30, 2012

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
SHAREHOLDER LETTER

Dear Shareholder:

The Evercore Macro Opportunity Fund (EWMOX) is a strategy that attempts to counter the complications and risks that governmental policy poses to investment portfolios.  It is designed for use alongside a traditional portfolio allowing stock, bond and currency investments to pursue their traditional objectives.  The strategy is not designed to be an absolute return strategy, rising in any environment, but rather seeks to hedge the biggest risks to a portfolio as generated by global government policy.  EWMOX will almost always be a drag on a broader asset allocation when stocks, bond prices and the dollar are all stable or increasing in value.  However, the addition of EWMOX to a broad portfolio is intended to decrease the portfolio’s overall volatility and correlation to broad markets, while perhaps providing one of the few sources of gain when traditional asset classes suffer.

In the six months ending June 30 2012, there was no need for hedges on traditional asset classes, as equities performed robustly, particularly in the first quarter, Treasuries continued to increase in price as yields declined, and the dollar was strong versus most global currencies.  As a result, EWMOX was down 10.8% for the six months ending June 30, 2012.  As equity markets rose over the  course of the period, our equity hedges were the primary driver of our negative performance.  Positions in gold and short Treasuries also were slight drags on portfolio performance during the period, and therefore unexpectedly did not help at all in offsetting the losses in the equity shorts.  Positions in leveraged loans, MLPs, short Euro and Canadian dollar bonds generated income and helped to fund some of our put options, but did not meaningfully mitigate our losses elsewhere in the portfolio.

The weakness of the EWMOX strategy was particularly evident in the first quarter ending March 31, 2012.  The strategy can account for many, but not all market outcomes.  Its weakness occurs during the period when asset classes forecast future outcomes differently.  10-year Treasury yields at 1.65%, for example, suggest little if any growth or quantitative easing.  Stocks on the other hand have risen, anticipating growth and quantitative easing.  The dollar’s performance in the first half, meanwhile, reflected none of the monetary intervention that would have been necessary to push stocks and bonds to current levels.

The ten year Treasury note ended the half at 1.65% and hit a multi-generational low on June 1 of 1.45%.  US Treasury notes and bonds are not the only high quality sovereign bonds trading at these anomalous prices.  Ten year government bonds the world over are trading in preparation for either Armageddon or prolonged low to negative growth.  At quarter end, Canadian government bonds traded at 1.73% as did UK Gilts, German Bunds at 1.58%, Swedish government bonds at 1.58%, Swiss bonds at 0.61% and Japanese Government Bonds traded at 0.83%.  But these rates have also been affected by exceptional government policy.  The Federal Reserve has been a massive and persistent net buyer of Treasuries: since Operation Twist was first enacted in September of 2011, the Fed has purchased $400 Billion of Treasuries with maturities between 6 and 30 years, nearly 60% of the total issued over that period.

Meanwhile, global fiscal policy has provided plenty of additional reasons for investors to flee to the perceived safe haven of their sovereign bond markets, at least those considered “safe.”  Fears of repercussions from the coming “fiscal cliff” in January 2013 here in the US combined with the ongoing sovereign debt crisis in Europe have been pushing frightened investors into the “risk free” asset classes.  Despite the broad risk rally on the last day of June due to news coming out of the 19th European crisis summit since June of 2010, we don’t believe the newest plan from the European Union (EU) does much to change the fiscal arithmetic in Europe.  The size of the bailout facilities remains the same; they were not expanded, and the problem of weak sovereigns, supporting weak banks, supporting weak sovereigns, remains the same – it is a circular relationship and the entire system remains undercapitalized in its current form.

Ultimately, for real economic growth to be sustained in the Euro zone, it will not come from policies which delay the inevitable.  It will not come from austerity, and it will not come from “growth” initiatives which expand the government’s role in the economy.  If you believe that the government is less efficient at allocating capital than is the private sector, then the only way out of these burdens is to put in place reforms that will spur private economic growth.

We have been puzzled by the market’s reaction to many of these policy initiatives.  The market seems to cheer each and every modest policy action as a great salvation, and then yawns when it becomes clear that the salvation was really just an oasis.  But during this period of rising equity prices, growth expectations have clearly slowed.  Over the last twelve months consensus S&P corporate earnings estimates for 2012 have gone from $113.5 to $104.5 (according to FactSet estimates).  Consensus GDP forecasts for 2012 have gone from 2.9% to 2.2% in the US, from 1.8% to -0.1% in Europe, and from 8.8% to 8.2% in China.  The S&P 500 seems to have largely ignored these expected declines in both earnings and GDP forecasts, as the index has risen 5.4% between June 30, 2011 and June 30, 2012.  During that same time period the DJ/UBS Commodities Index declined by over 14%, WTI Crude Oil Spot price declined by 11%, and yields on 10 year Treasuries went from 3.16% to 1.65%. Gold meanwhile is pricing in very little future monetary stimulus, as it is essentially unchanged since the end of the last Fed balance sheet expansion (recall that Operation Twist has not increased the monetary base at all).

Our belief is that these major asset classes are pricing in very different economic outcomes.  The S&P 500 is at a price which suggests either potential modest economic growth and continued increases in corporate earnings or, if growth expectations are indeed moderating as estimates suggest, significant monetary stimulus.  Major commodity indexes and US Treasury interest rates are suggestive of a much more bearish economic scenario. Our view is that one or more of these asset classes are mispriced today and many of these asset classes are showing signs of investor complacency.

In light of our view, we reduced Treasury shorts and sold positions more leveraged to global growth, such as copper and Chinese equities.  We have left our equity short positions intact and have increased our positions in gold and gold call options, as we view the potential for money printing more likely than in the past (a likelihood that is reflected in stocks prices, but not in the price of gold).  As long as global fiscal and monetary policy is not designed to encourage either nominal or real growth, we will maintain this positioning.  But policy is iterative, and monetary policy makers, particularly those at the Federal Reserve, stand ready to implement policy that would be supportive of nominal growth.

The EWMOX strategy has the goal that if significant real growth is not achieved, investors have a portion of their portfolio that should protect the rest – a hedge for equities, which will suffer if market prices clear, and a hedge for bonds and currency, which will suffer if inflation rears its head.  We do not know if equity or bond prices will fall materially, and if they do, we do not know when.   We do know that this is not a time to be complacent, and investment in EWMOX, when combined with a diversified portfolio of stocks and bonds, is designed to try to smooth some of the peaks and valleys in this investment landscape.

Sincerely,

John McDermott, CFA
Brian Pollak, CFA
Judith McDonald Moses, CFA

Portfolio Managers

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the fund, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  Investment by the Fund in lower rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund  may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Derivatives, including futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to risk assumed.

Diversification does not assure a profit or protect against loss is a declining market.

The DJ/UBS Commodities Index is designed to be a highly liquid index that represents fairly the importance of a diversified group of commodities to the world economy.  To avoid overexposure of a particular commodity, the index does not allow any related group of commodities (e.g., energy, precious metals or grains) to make up more than 33% of the index.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  One cannot invest directly in an index.

Correlation is a statistical measure of how two securities move in relation to each other.

The Evercore Wealth Management Macro Opportunity Fund is distributed by Quasar Distributors, LLC.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED SCHEDULE OF
INVESTMENTS
June 30, 2012 (Unaudited)

			Shares	Value
COMMON STOCKS – 13.0%
Energy – 7.1%
Enterprise Products Partners LP (a)			49,800	$2,551,752
Suncor Energy, Inc. (b)			53,000	1,534,350
Williams Companies, Inc.			81,400	2,345,948
				6,432,050
Oil and Gas Pipelines – 5.9%
Enbridge Energy Partners LP (a)			83,709	2,575,726
Kinder Morgan, Inc.			86,100	2,774,142
				5,349,868
TOTAL COMMON STOCKS
(Cost $10,759,006)				11,781,918

			Principal
			Amount
FOREIGN
GOVERNMENT
BONDS – 3.9%
Canadian Government (b)
3.25%, 06/01/2021	C	$1,635,000		1,820,726
2.75%, 06/01/2022	C	$1,650,000		1,769,848
TOTAL FOREIGN
GOVERNMENT BONDS
(Cost $3,423,950)				3,590,574

			Shares
EXCHANGE
TRADED FUNDS – 33.9%
Commodity-Linked ETF – 8.1%
SPDR Gold Trust (a) (c)			47,650	7,394,804
Currency-Linked ETF – 12.5%
CurrencyShares Canadian
Dollar Trust			1,700	166,022
ProShares Trust II
UltraShort Euro (a)			534,650	11,174,185
				11,340,207
Index-Linked ETFs – 13.3%
ProShares Trust UltraShort
MSCI Emerging Markets			91,100	2,638,256
ProShares Trust UltraShort
MSCI Europe			242,700	9,470,154
				12,108,410
TOTAL EXCHANGE
TRADED FUNDS
(Cost $31,042,789)				30,843,421
EXCHANGE
TRADED NOTES – 4.6%
Index-Linked ETNs – 4.6%
iPath US Treasury
10-year Bear ETN (a)			77,100	2,124,105
iPath US Treasury
Steepener ETN (a)			58,350	2,076,968
TOTAL EXCHANGE
TRADED NOTES
(Cost $4,807,818)				4,201,073
MUTUAL FUND – 10.2%
RidgeWorth Seix Floating Rate
High Income Fund			1,053,269	9,247,699
TOTAL MUTUAL FUND
(Cost $9,187,676)				9,247,699

			Contracts
			(100 shares
			per contract)
PURCHASED
OPTIONS – 10.3%
Call Options – 3.1%
Commodity-Linked ETF – 3.1%
SPDR Gold Trust (c)
Expiration December 2012,
Exercise Price $150.00			2,378	2,865,490
Total Call Options				2,865,490
Put Options – 7.2%
Agriculture – 0.1%
Monsanto Company
Expiration January 2013,
Exercise Price $72.50			312	101,400

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED SCHEDULE OF
INVESTMENTS (continued)
June 30, 2012 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
PURCHASED
OPTIONS – 10.3% (continued)
Automobile Retail Stores – 0.3%
AutoNation, Inc.
Expiration January 2013,
Exercise Price $36.00	680	$255,000
Building and Construction – 0.1%
KB Home
Expiration January 2013,
Exercise Price $7.50	1,690	104,780
Computers and Peripherals – 0.2%
International Business Machines Corp.
Expiration January 2013,
Exercise Price $190.00	214	220,420
Currency-Linked ETF – 0.4%
CurrencyShares Australian Dollar Trust
Expiration September 2012,
Exercise Price $107.00	582	328,830
Financial Services – 0.3%
Bank of America Corporation
Expiration January 2013,
Exercise Price $7.50	2,124	167,796
T. Rowe Price Group, Inc.
Expiration January 2013,
Exercise Price $55.00	501	140,280
		308,076
Index – 1.1%
S&P 500 Index
Expiration December 2012,
Exercise Price $1325.00	170	1,020,000
Index-Linked ETFs – 2.2%
iShares MSCI Germany Index Fund
Expiration January 2013,
Exercise Price $22.00	3,807	1,218,240
SPDR S&P 500 ETF Trust
Expiration March 2013,
Exercise Price $145.00	510	734,655
		1,952,895
Machinery – 1.1%
Caterpillar Inc.
Expiration January 2013,
Exercise Price $85.00	260	231,400
Cummins Inc.
Expiration January 2013,
Exercise Price $95.00	210	212,100
Deere & Company
Expiration January 2013,
Exercise Price $75.00	313	147,110
Titan Machinery
Expiration December 2012,
Exercise Price $25.00	765	154,912
United Rentals, Inc.
Expiration January 2013,
Exercise Price $40.00	272	254,320
		999,842
Materials – 0.2%
PPG Industries, Inc.
Expiration January 2013,
Exercise Price $105.00	229	185,490
Personal & Household
Products – 0.2%
Colgate-Palmolive Co.
Expiration January 2013,
Exercise Price $100.00	343	137,200
Software – 0.2%
Salesforce.com, Inc.
Expiration January 2013,
Exercise Price $130.00	123	180,195
Specialty Retail – 0.7%
The Home Depot, Inc.
Expiration January 2013,
Exercise Price $52.50	385	145,338
Macy’s, Inc.
Expiration January 2013,
Exercise Price $37.00	520	270,400
Starbucks Corporation
Expiration January 2013,
Exercise Price $52.50	428	205,440
		621,178

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED SCHEDULE OF
INVESTMENTS (continued)
June 30, 2012 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
PURCHASED
OPTIONS – 10.3% (continued)
Transportation – 0.1%
Union Pacific Corp.
Expiration January 2013,
Exercise Price $115.00	169	$131,820
Total Put Options		6,547,126
TOTAL PURCHASED OPTIONS
(Cost $11,608,130)		9,412,616

	Shares
SHORT-TERM
INVESTMENTS – 24.7%
MONEY MARKET FUND – 6.0%
First American Treasury
Obligations, Class Z , 0.000% (d)	5,502,907	5,502,907

	Principal
	Amount
U.S. TREASURY
BILLS (e) – 18.7%
United States Treasury Bills,
0.086%, 7/26/2012	$3,000,000	2,999,821
United States Treasury Bills,
0.090%, 8/23/2012	9,000,000	8,998,807
United States Treasury Bills,
0.064%, 9/6/2012	3,000,000	2,999,643
United States Treasury Bills,
0.081%, 9/27/2012	2,000,000	1,999,602
TOTAL
U.S. TREASURY BILLS		16,997,873
TOTAL SHORT-TERM
INVESTMENTS
(Cost $22,500,659)		22,500,780
TOTAL INVESTMENTS
(Cost $93,330,028) – 100.6%		91,578,081
Liabilities in Excess of
Other Assets – (0.6)%		(588,245)
TOTAL NET
ASSETS – 100.0%		$90,989,836

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign Domiciled
(c)	Security held by EWM Cayman, Ltd.
(d)	Variable Rate Security – the rate shown is the annualized seven-day effective yield as of June 30, 2012.
(e)	Yield shown is effective yield as of June 30, 2012.
C$ – Canadian Dollar

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

ASSETS:
Investments, at value (cost $93,330,028)	$91,578,081
Receivable for fund shares sold	111,000
Prepaid expenses	46,515
Dividends receivable	35,040
Interest receivable	7,903
Expense reimbursement due
from Adviser (Note 5)	2,495
Total Assets	91,781,034

LIABILITIES:
Payable for investments purchased	520,711
Payable for fund shares redeemed	163,110
Investment advisory fee payable (Note 5)	57,496
Accrued expenses and other payables	31,070
Shareholder servicing fee payable (Note 5)	18,811
Total Liabilities	791,198
NET ASSETS	$90,989,836
NET ASSETS CONSIST OF:
Capital stock	$102,705,330
Net unrealized depreciation on
investments and translation of assets and
liabilities in foreign currencies	(1,751,947)
Accumulated net investment loss	(205,102)
Accumulated undistributed net realized
loss on investments and foreign
currency transactions	(9,758,445)
TOTAL NET ASSETS	$90,989,836

Net assets – Investor Class	$89,307,517
Shares outstanding – Investor Class
(unlimited shares authorized, no par value)	9,907,450
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$9.01

Net assets – Institutional Class	$1,682,319
Shares outstanding – Institutional Class
(unlimited shares authorized, no par value)	186,528
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$9.02

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the six months ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividend income
(net of $1,700 foreign tax withheld)	$296,143
Interest income	59,759
Total investment income	355,902

EXPENSES:
Investment advisor fees (Note 5)	301,099
Shareholder servicing fees –
Investor Class (Note 5)	99,916
Administration and fund accounting fees	49,950
Federal and state registration fees	18,780
Transfer agent fees and expenses	17,804
Professional fees	12,752
Directors’ fees and expenses	6,728
Custody fees	6,382
Insurance expense	4,726
Reports to shareholders	3,006
Miscellaneous expense	716
Total expenses before
expense reimbursement	521,859
Expenses reimbursed by Adviser (Note 5)	(20,477)
Net expenses	501,382
NET INVESTMENT LOSS	(145,480)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY:
Net realized loss on investment and
foreign currency transactions	(7,497,559)
Change in unrealized appreciation
(depreciation) on investments and
translation of assets and liabilities
in foreign currencies	(1,803,209)
Net realized and unrealized gain (loss)
on investments and foreign currency	(9,300,768)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,446,248)

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED STATEMENTS OF
CHANGES IN NET ASSETS

	For the	For the
	Period	Period
	Ended	Ended
	June 30,	December 31,
	2012	2011(1)
	(Unaudited)
OPERATIONS:
Net investment loss	$(145,480)	$(99,606)
Net realized loss on investment
and foreign currency
transactions	(7,497,559)	(3,057,127)
Change in unrealized
appreciation (depreciation)
on investments and translation
of assets and liabilities in
foreign currencies	(1,803,209)	51,262
Net decrease in net assets
resulting from operations	(9,446,248)	(3,105,471)
CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from shares sold	33,875,957	79,947,178
Cost of shares redeemed	(9,782,613)	(1,870,114)
Reinvested distributions	—	142,478
Net increase in net assets
resulting from Investor Class
transactions	24,093,344	78,219,542
Institutional Class(2)
Proceeds from shares sold	2,085,368	—
Cost of shares redeemed	(298,433)	—
Reinvested distributions	—	—
Net increase in net assets
resulting from Institutional
Class transactions	1,786,935	—
Increase in net assets resulting
from capital share transactions	25,880,279	78,219,542
DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME:	—	(658,266)
TOTAL INCREASE IN
NET ASSETS	16,434,031	74,455,805
NET ASSETS:
Beginning of period	74,555,805	100,000
End of period	$90,989,836	$74,555,805
ACCUMULATED NET
INVESTMENT LOSS	$(205,102)	$(59,622)

(1)	The Fund commenced operations on July 1, 2011.
(2)	The Institutional Class commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS
June 30, 2012 (Unaudited)

1. Organization
Evercore Wealth Management Macro Opportunity Fund and its subsidiary (the “Fund”), a series of The Wall Street EWM Funds Trust (the “Trust”), which was formed as a Delaware statutory trust on April 11, 2011, is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended.  The Fund seeks long-term capital appreciation by investing in a combination of fixed income securities, equity securities, currencies and commodity-linked instruments.  The Fund utilizes a wholly-owned subsidiary to achieve its investment objective.  See Note 2(f).  The Fund currently offers Investor Class and Institutional Class shares, each of which represent an interest in the same assets of the Fund, have the same rights, and are identical in all material respects, except that certain class-specific expenses will be borne solely by the class to which such expenses are attributable.  The Investor Class commenced operations on July 1, 2011, and the Institutional class commenced operations on April 30, 2012.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Common stocks, exchange-traded funds, options and other securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, which uses various valuation methodologies, such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations, and are subject to review by the Fund’s investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

previous day’s furnished price.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under the supervision of the Fund’s Board of Trustees.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in level 1.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  As of June 30, 2012, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Common
Stocks	$11,781,918	$—	$—	$11,781,918
Foreign
Government
Bonds	—	3,590,574	—	3,590,574
Exchange-
Traded
Funds	30,843,421	—	—	30,843,421
Exchange-
Traded
Notes	4,201,073	—	—	4,201,073
Mutual
Funds	9,247,699	—	—	9,247,699
Purchased
Options	9,412,616	—	—	9,412,616
Short-Term
Investments	5,502,907	16,997,873	—	22,500,780
	$70,989,634	$20,588,447	$—	$91,578,081

Please refer to the Consolidated Schedule of Investments for further industry breakout.  The Fund did not hold any Level 3 assets during the period.  Transfers between levels are recognized at the end of the reporting period.  During the six months ended June 30, 2012, the Fund did not recognize any transfers between valuation levels.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.  The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on returns filed for open tax year 2011.

(c) Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.  These reclassifications have no effect on net assets or net asset value per share.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(e) Foreign Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Fund reports net realized foreign currency gains or losses that arise from currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

(f) Consolidation of Subsidiary – The consolidated financial statements include the accounts of EWM Cayman, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund.  All intercompany accounts and transactions have been eliminated in consolidation.  The Fund may invest up to 25% of its total assets in its Subsidiary.  The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies.  As of June 30, 2012, the Subsidiary’s net assets were $10,260,294, which represented approximately 11.3% of the Fund’s net assets.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time.  For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes.  As a wholly-owned CFC, however, the Subsidiary’s net income and capital gain will be included each year in the Fund’s investment company taxable income.

3.  Purchased Options
The Fund may invest in options in order to manage risk, or gain or reduce exposure to various other investments or markets.  Premiums paid for options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the options.  If an option purchased expires, a loss is realized in the amount of the cost of the option.  If a purchased option is sold, a gain or loss is realized to the extent that the sales proceeds are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  Purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded.

As of June 30, 2012, the Fund’s purchased options are included as investments on the Consolidated Statement of Assets and Liabilities with a total fair value of $9,412,616 and a total cost of $11,608,130.  The Consolidated Statement of Operations for the six months ended June 30, 2012 includes realized losses and change in unrealized depreciation of $(6,477,427) and $118,527, respectively, for purchased options.  For the six months ended June 30, 2012, 39,727 option contracts were purchased, 0 options contracts expired, and 46,430 options contracts were terminated in closing transactions, resulting in 16,985 options contracts outstanding as of June 30, 2012.

4.  Investment Transactions
The aggregate purchases and sales of securities for the period ended December 31, 2011, excluding short-term investments, were $46,651,173 and $30,943,772, respectively.  There were no purchases or sales of long-term U.S. government securities.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

5.  Investment Adviser
Evercore Wealth Management, LLC (“EWM”) is the investment adviser to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and EWM, EWM is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

EWM has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) for the Fund do not exceed 1.25% and 1.00% of the average daily net assets of the Investor Class and the Institutional Class, respectively.  This agreement will continue in effect until June 30, 2013.  EWM has the right to recover any fee reductions and/or expense reimbursements made in the three prior fiscal years pursuant to this agreement, provided that the Fund’s total annual operating expenses do not exceed 1.25% and 1.00% of the average daily net assets of the Investor Class and the Institutional Class, respectively, in the year of reimbursement.  Accordingly, $74,151 of the expenses reimbursed by EWM during 2011 may be recovered through December 31, 2014 and $20,477 of the expenses reimbursed by EWM during the six months ended June 30, 2012 may be recovered through December 31, 2015.  For the six months ended June 30, 2012, EWM received $301,099 in investment advisory fees and reimbursed Fund expenses of $20,477.

The Fund has a shareholder servicing agreement (a “Servicing Agreement”) with EWM pursuant to which EWM may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, EWM receives fees from the Investor Class shares of the Fund at an annual rate of 0.25% of the average daily net assets.  This agreement will continue in effect until June 30, 2013.  For the six months ended June 30, 2012, EWM received $99,916 in shareholder servicing fees.

Certain officers and trustees of the Trust are interested persons of EWM.

6.  Shares of Common Stock
Transactions in shares of common stock were as follows:

	Six Months	Period
	Ended	Ended
	June 30,	December 31,
	2012	2011(1)
Investor Class
Shares Sold	3,347,826	7,537,851
Shares Redeemed	(822,135)	(180,212)
Shares Reinvested	—	14,120
Net Increase	2,525,691	7,371,759
Institutional Class(2)
Shares Sold	218,368	—
Shares Redeemed	(31,840)	—
Net Increase	186,528	—
Net Increase in
Capital Shares	2,712,219	7,371,759

(1)	The Fund commenced operations on July 1, 2011.
(2)	The Institutional Class commenced operations on April 30, 2012.

7.  Tax Information
As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$73,250,831
Gross unrealized appreciation	$2,345,484
Gross unrealized depreciation	(2,444,174)
Net unrealized depreciation	$(98,690)
Undistributed ordinary income	—
Undistributed long-term
capital gain (loss)	—
Total distributable earnings	—
Other accumulated gains (losses)	$(2,170,556)
Total accumulated earnings (losses)	$(2,269,246)

The basis of investments for tax and financial reporting differs, principally due to wash sales.

The tax character of distributions paid during the period ended December 31, 2011 were as follows:

Ordinary	Long Term
Income	Capital Gains	Total
$658,266	$—	$658,266

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains.  At December 31, 2011, the Fund had a short-term capital loss carryover of $437,171 and a long-term capital loss carryover of $469,053, which may be carried forward indefinitely to offset future capital gains.  The Fund intends to defer and treat $1,671,354 of post-October capital losses and $28,478 of post-October currency losses incurred during the period ended December 31, 2011 as arising in the year ending December 31, 2012.

8.    Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout the period.

	Investor Class		Institutional Class(1)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	June 30, 2012	December 31, 2011(2)	June 30, 2012
	(Unaudited)		(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.10	$10.00	$9.08
Income from investment operations:
Net investment gain (loss)(3)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gains
(losses) on investments(4)	(1.08)	0.20	(0.05)
Total from investment operations	(1.09)	0.19	(0.06)
Less distributions:
Distributions from net investment income	—	(0.09)	—
Total distributions	—	(0.09)	—
Net asset value, end of period	$9.01	$10.10	$9.02

Total return(5)	(10.79)%	1.94%	(0.66)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$89,308	$74,556	$1,682
Ratio of operating expenses to average
net assets, before reimbursements(6)	1.30%	1.64%	1.04%
Ratio of operating expenses to average net assets,
net of reimbursement(6)	1.25%	1.25%	1.00%
Ratio of net investment gain (loss) to average
net assets, before reimbursements(6)	(0.41)%	(0.90)%	(1.11)%
Ratio of net investment gain (loss) to
average net assets, net of reimbursement(6)	(0.36)%	(0.52)%	(1.07)%
Portfolio turnover rate(5)	56.62%	190.94%	56.62%

(1)	The Institutional Class commenced operations on April 30, 2012.
(2)	Inception date of the Fund was July 1, 2011.
(3)	Net investment gain (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses on the Consolidated Statement of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2012 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period
	Value	Value	1/1/12-
	1/1/12	6/30/12	6/30/12
Investor Class Actual	$1,000.00	$892.10	$5.88	(1)
Investor Class Hypothetical
(5% return before expenses)	1,000.00	1,018.65	6.27	(1)
Institutional Class Actual	1,000.00	993.40	1.66	(2)
Institutional Class
Hypothetical
(5% return before expenses)	1,000.00	1,006.67	1.67	(2)

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the Investor Class for the six-month period, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the period from January 1, 2012 to June 30, 2012).

(2)
Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Institutional Class for the period since inception, multiplied by the average account value over the period, and multiplied by 61/366 (to reflect the period from May 1, 2012 to June 30, 2012).

EVERCORE WEALTH MANAGEMENT MACRO OPPORTUNITY FUND
ALLOCATION OF PORTFOLIO ASSETS BY SECURITY TYPE
(Calculated as a percentage of net assets)
June 30, 2012 (Unaudited)

TRUSTEES
Robert P. Morse, Chairman
Harlan K. Ullman
Kurt D. Volker

OFFICERS
Robert P. Morse, President
Michael R. Linburn,
  Executive Vice President & Secretary
Jian H. Wang,
  Executive Vice President & Treasurer
I. Andrew McLaughlin, Vice President

INVESTMENT ADVISER
Evercore Wealth Management, LLC
55 E. 52nd Street
23rd Floor
New York, New York  10055

CUSTODIAN
U.S. Bank, N.A.
1555 N. RiverCenter Dr., Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
 DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, Ohio  44145

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53201

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
55 E. 52nd Street
23rd Floor
New York, New York  10055
(800) 443-4693
e-mail: linburn@evercore.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street EWM Funds Trust

By (Signature and Title)*                    /s/ Robert P. Morse
Robert P. Morse, President

Date     September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Robert P. Morse
Robert P. Morse, President

Date     September 5, 2012

By (Signature and Title)*                    /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date     September 7, 2012

* Print the name and title of each signing officer under his or her signature.